OMB Number 3235-0307
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              As filed with the Securities and Exchange Commission
                                on May 4, 2001
-------------------------------------------------------------------------------


                Securities Act of 1933 Registration No. 33-55024
                 Investment Company Act of 1940 File No. 811-985

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No.  ___                     [ ]

                  Post-Effective Amendment No. 21                      [X]
                               and/or


                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940

                        Amendment No. 38                               [X]


                STATE STREET RESEARCH GROWTH TRUST
          (Exact Name of Registrant as Specified in Charter)

          One Financial Center, Boston, Massachusetts 02111
          (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (617) 357-1200

                           Francis J. McNamara, III
            Executive Vice President, Secretary & General Counsel
                 State Street Research & Management Company
                            One Financial Center
                         Boston, Massachusetts 02111
                   (Name and Address of Agent for Service)

                          Gregory D. Sheehan, Esq.
                                Ropes & Gray
                           One International Place
                         Boston, Massachusetts 02110

It is proposed that this filing will become effective under Rule 485:

      [ ] Immediately upon filing pursuant to paragraph (b).
      [X] On June 3, 2001 pursuant to paragraph (b).
      [ ] 60 days after filing pursuant to paragraph (a)(1).
      [ ] On ________ pursuant to paragraph (a)(1).
      [ ] 75 days after filing pursuant to paragraph (a)(2).
      [ ] On ________________ Pursuant to paragraph (a)(2).

             If appropriate, check the following box:


      [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following is incorporated by reference herein from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of State Street Research Growth Trust (the "Registrant"): Part A: The Prospectus for the State Street Research Asset Fund series of the Registrant and Part B: The Statement of Additional Information for the State Street Research Asset Fund series of the Registrant.

The Prospectus and Statement of Additional Information for the State Street Research Large-Cap Growth Fund series of the Registrant are included in Post-Effective Amendment No. 18 filed on February 28, 2001.


The Prospectuses and Statement of Additional Information for the State Street Research Concentrated International Fund series and the State Street Research Technology Fund series of the Registrant are included in Post-Effective Amendment No. 8 filed on March 17, 2000.

                       STATE STREET RESEARCH GROWTH TRUST

                                     PART C

                                OTHER INFORMATION

Item 23.
            Exhibits

            (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 to First Amended and Restated Master Trust Agreement (5)

            (1)(b) Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

            (1)(c)        Amendment No. 3 to First Amended and
                          Restated Master Trust Agreement (12)

            (1)(d) Form of Amendment No. __ to First Amended and Restated Master Trust Agreement (12)

            (1)(e) Amendment No. 4 to First Amended and Restated Master Trust Agreement (14)

            (2)(a)        By-Laws (1)**

            (2)(b)        Amendment No. 1 to By-Laws effective
                          September 30, 1992 (3)**

            (2)(c)        Form of Amendment No. 2 to By-Laws (9)

            (5)(a)        First Amended and Restated Investment Advisory
                          Contract (6)

            (5)(b) Form of Advisory Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund(9)

            (5)(c) Form of Advisory Agreement with respect to State Street Research Asset Fund (to be filed by amendment)

            (6)(a)        Distribution Agreement with State
                          Street Research Investment
                          Services, Inc. (4)**

            (6)(b)        Form of Selected Dealer Agreement, as supplemented (6)

            (6)(c)        Form of Bank and Bank Affiliated
                          Broker-Dealer Agreement (7)

            (6)(d) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(e) Form of Letter Agreement relating to expenses with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (6)(f) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Asset Fund (12)

            (6)(g) Form of Letter Agreement relating to expenses with respect to State Street Research Asset Fund (12)

            (8)(a)        Custodian Contract (2)**

            (8)(b)        Amendment to Custodian Contract dated 11/2/95 (8)

            (8)(c)        Deleted.

            (8)(d)        Deleted.

            (8)(e)        Deleted.

            (8)(f)        Deleted.

            (8)(g)        Data Access Services Addendum to Custodian
                          Contract (8)

            (8)(h) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (8)(i) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Asset Fund (12)

            (8)(j)        Amendment dated November 17, 2000 to Custodian
                          Contract (14)

            (10)(a) Consent, and Opinion of counsel on legality of shares being issued with respect to State Street Growth
                          Fund (3)**

            (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund(11)

            (10)(c) Legal Opinion and Consent with respect to State Street Research Asset Fund (to be filed by amendment)

            (11)(a) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Large-Cap Growth Fund (14)

            (11)(c) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Asset Fund (to be filed by amendment)

            (12)(a) Form of Subscription and Investment Letter with respect to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (12)(b) Form of Subscription and Investment Letter with respect to State Street Research Asset Fund (12)

            (14)(a)       Deleted.

            (14)(b)       Deleted.

            (15)(a)       Plan of Distribution Pursuant to
                          Rule 12b-1 (4)**

            (15)(b) Form of Rule 12b-1 Plan for Class B(1) shares relating to State Street Research Growth Fund (8)

            (15)(c) Form of Rule 12b-1 Plan dated___________ relating to State Street Research Concentrated International Fund and State Street Research Technology Fund (9)

            (15)(d)       Form of Letter Agreement relating to
                          Rule 12b-1 Plan dated___________
                          with respect to State Street Research Asset Fund (to be filed by amendment)

            (16)          Deleted.

            (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (6)

            (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to
                          Rule 18f-3 (8)

            (17)(c)       Code of Ethics (revised March 1, 2000) (9)

            (18)(a)       Powers of Attorney (7)

            (18)(b) Certificate of Board Resolution Respecting Powers of Attorney (7)

            (18)(c)       Powers of Attorney for Bruce R. Bond and Susan M.
                          Phillips (9)

            (18)(d)       Power of Attorney for Douglas A. Romich

            (18)(e)       Power of Attorney for Richard S. Davis (13)

            (19)(a)       New Account Application (8)

            (19)(b)       Additional Services Application (8)

            (19)(c)       Deleted.

            (27)          Deleted.

**Restated in electronic format in Post-Effective Amendment No. 6 filed
  February 27, 1998
-------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote
Reference         Registration/Amendment        Date Filed

     1            Amendment No. 11 to           April 26, 1989
                  Registration Statement
                  under Investment Company
                  Act of 1940

     2            Amendment No. 14 to           April 30, 1991
                  Registration Statement
                  under Investment Company
                  Act of 1940

     3            Registration Statement        November 25, 1992
                  under Securities Act of
                  1933

     4            Post-Effective Amendment      March 19, 1993
                  No. 1

     5            Post-Effective Amendment      April 26, 1996
                  No. 4

     6            Post-Effective Amendment      April 28, 1997
                  No. 5

     7            Post-Effective Amendment      February 27, 1998
                  No. 6

     8            Post-Effective Amendment      March 3, 1999
                  No. 7

     9            Post-Effective Amendment      March 17, 2000
                  No. 8

    10            Post-Effective Amendment      April 27, 2000
                  No. 9

    11            Post-Effective Amendment      May 31, 2000
                  No. 10

    12            Post-Effective Amendment      July 7, 2000
                  No. 11

    13            Post-Effective Amendment      November 16, 2000
                  No. 14
    14            Post Effective Amendment      February 28, 2001
                  No. 18

Item 24.    Persons Controlled by or under
            Common Control with Registrant

      Inapplicable

Item 25.    Indemnification

Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement as further amended (the "Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its convenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                             Principal business
Name                            Connection                 Organization                                      address of organization
----                            ----------                 ------------                                      -----------------------
State Street Research &         Investment Adviser         Various investment advisory                       Boston, MA
 Management Company                                        clients

Abbott, Christopher C.          Senior Managing Director   Pioneer Investment Mgmt.                          Boston, MA
 Executive Vice President       (until 10/99)


Bangs, Linda L.                 None
 Vice President

Barghaan, Dennis C.             Senior Vice President      State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President

Barnwell, Amy F.                Senior Vice President      State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President
 (Vice President until 10/00)

Beatty, T. Kevin                Vice President             Fleet Investment Advisors                         Boston, MA
 Vice President                 (until 9/99)

Bigley, Gary M.                 None
 Vice President

Bochman, Kathleen M.            None
 Senior Vice President
 (Vice President until 10/00)

Borzilleri, John                Vice President             State Street Research Financial Trust             Boston, MA
 Senior Vice President

Bray, Michael J.                None
 Senior Vice President

Brezinski, Karen                None
 Vice President

Brown, Susan H.                 None
 Vice President

Bruno, Thomas                   Vice President             State Street Research Investment Service, Inc.    Boston, MA
 Vice President                 Assistant Vice President   Phoenix Investment Partners                       Hartford, CT

                                                                                                             Principal business
Name                            Connection                     Organization                                  address of organization
----                            ----------                     ------------                                  -----------------------
Buffum, Andrea L.               None
 Vice President

Burbank, John F.                Vice President                 State Street Research Capital Trust             Boston, MA
 Senior Vice President

Calame, Mara D.                 Vice President, Assistant      State Street Research Investment Services, Inc. Boston, MA
 Vice President,                Clerk and Counsel
 Assistant Secretary,           Assistant Secretary            State Street Research Institutional Funds       Boston, MA
 and Counsel

Callahan, Michael               None
 Vice President

Carley, Linda C.                Vice President                 State Street Research Investment Services, Inc. Boston, MA
 Vice President                 Assistant Secretary            State Street Research Institutional Funds       Boston, MA

Carstens, Linda C.              Vice President                 State Street Research Investment Services, Inc. Boston, MA
 Vice President

Clifford, Jr., Paul J.          Vice President                 State Street Research Tax-Exempt Trust          Boston, MA
 Senior Vice President

Coleman, Thomas J.              None
 Senior Vice President
 (Vice President until 10/00)

Cullen, Terrence J.             Vice President, Assistant      State Street Research Investment Services, Inc. Boston, MA
 Vice President, Assistant      Clerk and Counsel
 Secretary and Counsel

Davis, Richard S.               Chairman, President and Chief  State Street Research Equity Trust              Boston, MA
 Director, Chairman of           Executive Officer
 the Board, President           Chairman, President and Chief  State Street Research Income Trust              Boston, MA
 and Chief Executive             Executive Officer
 Officer                        Chairman, President and Chief  State Street Research Tax-Exempt Trust          Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Capital Trust             Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Exchange Trust            Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Growth Trust              Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Master Investment Trust   Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Institutional Funds       Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Securities Trust          Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Money Market Trust        Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Financial Trust           Boston, MA
                                 Executive Officer
                                Chairman, President and Chief  State Street Research Investment Services, Inc. Boston, MA
                                 Executive Officer
                                President and Chief Executive  SSRM Holdings, Inc.                             Boston, MA
                                 Officer
                                Senior Vice President          Metropolitan Life Insurance Company             New York, NY
                                (until 10/00)

                                                                                                             Principal business
Name                            Connection                 Organization                                      address of organization
----                            ----------                 ------------                                      -----------------------
Davis, Robert D.                Vice President             Wellington Management Company                     Boston, MA
 Vice President                 (until 3/01)

D'Vari, Ronald                  None
 Senior Vice President

deLuna, John                    Principal (until 3/01)     State Street Global Advisors                      Boston, MA
 Senior Vice President          Senior Vice President      State Street Research Investment Services, Inc.   Boston, MA

Depp, Maureen G.                None
 Senior Vice President
 (Vice President until 4/01)

DeVeuve, Donald                 None
 Vice President

DiVasta, Vincent                None
 Vice President

Dudley, Catherine               Vice President             State Street Research Capital Trust               Boston, MA
 Senior Vice President          Vice President             State Street Research Institutional Funds         Boston, MA

Duggan, Peter J.                None
 Senior Vice President

Ebel, Bruce A.
 Senior Vice President          Vice President             Loomis, Sayles & Company, L.P.                    Chicago, IL
                                (since 3/99)
                                Vice President             State Street Research Institutional Funds         Boston, MA
                                Vice President             State Street Research Financial Trust             Boston, MA

Even, Karen L.                  None
 Vice President

Fazo, Steven A.                 None
 Vice President

Federoff, Alex G.               None
 Senior Vice President
 (Vice President until 4/00)

Feliciano, Rosalina             None
 Vice President

Feeney, Kimberley               Vice President             State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Ficco, Bonnie A.                None
 Vice President

Fleno, Phyllis                  None
 Vice President

Fochtman, Jr., Leo              None
 Vice President

Forcione, Anthony F.            None
 Vice President

Frey, Kenneth                   Analyst                    The Boston Company                                Boston, MA
 Vice President                 (until 10/99)

Frank, Christopher              Vice President             State Street Research Investment Services, Inc.   Boston, MA
    Vice President              Vice President             State Street Global Advisors                      Boston, MA

Gallivan Jr., Edward T.         Vice President             State Street Research Investment Services, Inc.   Boston, MA
 Vice President                 Assistant Treasurer        State Street Research Equity Trust                Boston, MA
                                Assistant Treasurer        State Street Research Financial Trust             Boston, MA
                                Assistant Treasurer        State Street Research Income Trust                Boston, MA
                                Assistant Treasurer        State Street Research Money Market Trust          Boston, MA
                                Assistant Treasurer        State Street Research Tax-Exempt Trust            Boston, MA
                                Assistant Treasurer        State Street Research Capital Trust               Boston, MA
                                Assistant Treasurer        State Street Research Exchange Trust              Boston, MA
                                Assistant Treasurer        State Street Research Growth Trust                Boston, MA
                                Assistant Treasurer        State Street Research Master Investment Trust     Boston, MA
                                Assistant Treasurer        State Street Research Securities Trust            Boston, MA

                                                                                                             Principal business
Name                         Connection                    Organization                                      address of organization
----                         ----------                    ------------                                      -----------------------
Goodman, Stephanie B.        Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Govoni, Electra              None
 Vice President

Grace, Evan S.               None
 Vice President

Granger, Allison             None
 Vice President

Gray, Nancy Spalding         Vice President                Scudder-Kemper Investments                        Boston, MA
 Vice President              (until 8/00)

Hadelman, Peter J.           Vice President                Pioneer Investment Management                     Boston, MA
 Vice President              (until 5/00)

Haggerty, Bryan D.           None
 Vice President

Hamilton, Jr., William A.    Treasurer and Director        Ellis Memorial and Eldredge House                 Boston, MA
 Senior Vice President       Treasurer and Director        Nautical and Aviation Publishing Company, Inc.    Baltimore, MD
                             Treasurer and Director        North Conway Institute                            Boston, MA

Harrington, Heidi            Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Hasson, Ira P.               Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Haverty, Jr., Lawrence J.    Vice President                State Street Research Capital Trust               Boston, MA
 Senior Vice President

Heineke, George R.           None
 Vice President

Hickman, Joanne              Senior Vice President         State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President

Holland, Thomas              Senior Vice President         Putnam Investments                                Boston, MA
 Vice President              (until 6/99)
                             Senior Vice President         State Street Research Investment Services, Inc.   Boston, MA

Holmes, Robert J.            Director Key Account Mktg.    American Skandia Marketing, Inc.                  Shelton, CT
 Vice President              (until 10/00)
                             Vice President                Evergreen Investment Services                     Boston, MA
                             (until 3/00)
                             Vice President                State Street Research Investment Services, Inc.   Boston, MA

Jackson, Jr., F. Gardner     Vice President                State Street Research Equity Trust                Boston, MA
 Senior Vice President       Trustee                       Certain trusts of related and
                                                           non-related individuals
                             Trustee and Chairman of the   Vincent Memorial Hospital                         Boston, MA
                              Board

                                                                                                            Principal business
Name                         Connection                    Organization                                     address of  organization
----                         ----------                    ------------                                     ------------------------
Joseph, Robert I.            None
 Vice President

Kallis, John H.              Vice President                State Street Research Financial Trust            Boston, MA
 Senior Vice President       Vice President                State Street Research Income Trust               Boston, MA
                             Vice President                State Street Research Institutional Funds        Boston, MA
                             Vice President                State Street Research Money Market Trust         Boston, MA
                             Vice President                State Street Research Tax-Exempt Trust           Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             Trustee                       705 Realty Trust                                 Washington, D.C.

Kasper, M. Katherine         Vice President                State Street Research Investment Services, Inc.  Boston, MA
 Vice President

Kayajanian, Jeffrey D.       Vice President                State Street Research Investment Services, Inc.  Boston, MA
 Vice President              Regional Vice President       ReliaStar Retirement Plans                       Minneapolis, MN

Keelan, David E.
 Vice President

Kiessling, Dyann H.          Vice President                State Street Research Money Market Trust         Boston, MA
 Vice President

Kluiber, Rudolph K.          Vice President                State Street Research Capital Trust              Boston, MA
 Senior Vice President

Krauss, Clifford             Managing Director             Trust Company of the West                        Los Angeles, CA
 Senior Vice President       (until 8/00)

Langholm, Knut               Director                      SSR Pegasus Funds                                Luxembourg
 Senior Vice President
 (Vice President
 until 4/99)

Leary, Eileen M.             None
 Vice President

Ledbury, Richard D.          Vice President                State Street Research Investment Services, Inc.  Boston, MA
 Vice President

Leese, Reginald              Portfolio Manager             Citizens Bank                                    Boston, MA
 Vice President              (until 6/00)

Loew, Christopher R.         Assistant Vice President      Putnam Investments                               Boston, MA
 Vice President              (until 2/01)                                                                   Boston, MA
                             Vice President                State Street Research Investment Services, Inc.

Lomasney, Mary T.            None
 Vice President

Lord, Peter D.               Vice President                New England Financial                            Boston, MA
 Vice President              Vice President                State Street Research Investment Services, Inc.  Boston, MA

Lubas, Amy C.                Director                      SG Cowen Securities Corporation                  Boston, MA
 Vice President              (until 4/00)

Marchand, Joanna M.          None
 Vice President

Marinella, Mark A.           Vice President                State Street Research Institutional Funds        Boston, MA
 Executive Vice President    Vice President                State Street Research Financial Trust            Boston, MA
 (Senior Vice President      Vice President                State Street Research Income Trust               Boston, MA
 until 4/01)                 Vice President                State Street Research Money Market Trust         Boston, MA
                             Vice President                State Street Research Securities Trust           Boston, MA
                             Vice President                State Street Research Tax-Exempt Trust           Boston, MA

                                                                                                             Principal business
Name                        Connection                     Organization                                      address of organization
----                        ----------                     ------------                                      -----------------------
Markel, Gregory S.          None
 Vice President

Marsh, Eleanor H.           Portfolio Manager              Evergreen Investment Management Company           Boston, MA
 Vice President             (Until 3/00)

McGrath, Ann E.             None
 Vice President

McKown, Elizabeth G.        Senior Vice President          State Street Research Investment Services, Inc.   Boston, MA
 Senior Vice President
 (Vice President until 10/00)

McNamara, III, Francis J.   Executive Vice President,      State Street Research Investment Services, Inc.   Boston, MA
 Executive Vice             Clerk and General Counsel
 President, Secretary       Secretary and General Counsel  State Street Research Master Investment Trust     Boston, MA
 and General Counsel        Secretary and General Counsel  State Street Research Capital Trust               Boston, MA
                            Secretary and General Counsel  State Street Research Exchange Trust              Boston, MA
                            Secretary and General Counsel  State Street Research Growth Trust                Boston, MA
                            Secretary and General Counsel  State Street Research Securities Trust            Boston, MA
                            Secretary and General Counsel  State Street Research Equity Trust                Boston, MA
                            Secretary and General Counsel  State Street Research Financial Trust             Boston, MA
                            Secretary and General Counsel  State Street Research Income Trust                Boston, MA
                            Secretary and General Counsel  State Street Research Money Market Trust          Boston, MA
                            Secretary and General Counsel  State Street Research Tax-Exempt Trust            Boston, MA
                            Secretary and General Counsel  SSRM Holdings, Inc.                               Boston, MA
                            Secretary and General Counsel  State Street Research Institutional Funds         Boston, MA
                            Director                       SSR Pegasus Funds                                 Luxembourg

Moore, James                Director                       1838 Investment Advisors, Inc.                    Boston, MA
 Vice President            (until 4/00)

                                                                                                             Principal business
Name                         Connection                    Organization                                      address of organization
----                         ----------                    ------------                                      -----------------------
Moore, Jr., Thomas P.        Vice President                State Street Research Financial Trust             Boston, MA
 Senior Vice                 Vice President                State Street Research Equity Trust                Boston, MA
 President                   Director                      Hibernia Savings Bank                             Quincy, MA
                             Governor on the Board         Association for Investment Management             Charlottesville, VA
                              of Governors                 and Research

Morey, Andrew F.             None
 Vice President

Mulligan, JoAnne C.          None
 Senior Vice President

Paddon, Steven W.            Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

Pannell, James C.            Vice President                State Street Research Institutional Funds         Boston, MA
 Executive Vice President

Passalacqua, Barbara         None
 Vice President

Peters, Kim M.               Vice President                State Street Research Securities Trust            Boston, MA
 Senior Vice President       Vice President                State Street Research Institutional Funds         Boston, MA
                             Vice President                State Street Research Income Trust                Boston, MA

Pierce, James D.             None
 Vice President

Poritzky, Dean E.            None
 Senior Vice President
 (Vice President
 until 4/00)

Ragsdale, Jr., E.K. Easton   Vice President                State Street Research Financial Trust             Boston, MA
 Senior Vice President

Ransom, Clifford F.          None
 Vice President

Rawlins, Jeffrey A.          Vice President                State Street Research Institutional Funds         Boston, MA
 Senior Vice President

Refojo, Michael F.           Senior Vice President         Scudder Kemper Investments                        Boston, MA
 Senior Vice President

Rice III, Daniel Joseph      Vice President                State Street Research Equity Trust                Boston, MA
 Senior Vice President

Rolnick, Michael A.          None
 Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      address of organization
----                         ----------                    ------------                                      -----------------------
Romich, Douglas A.           Treasurer                     State Street Research Equity Trust                Boston, MA
 Senior Vice President       Treasurer                     State Street Research Financial Trust             Boston, MA
 and Assistant               Treasurer                     State Street Research Income Trust                Boston, MA
 Treasurer                   Treasurer                     State Street Research Money Market Trust          Boston, MA
                             Treasurer                     State Street Research Tax-Exempt Trust            Boston, MA
                             Treasurer                     State Street Research Capital Trust               Boston, MA
                             Treasurer                     State Street Research Exchange Trust              Boston, MA
                             Treasurer                     State Street Research Growth Trust                Boston, MA
                             Acting Treasurer              State Street Research Institutional Funds         Boston, MA
                             Treasurer                     State Street Research Master Investment Trust     Boston, MA
                             Treasurer                     State Street Research Securities Trust            Boston, MA
                             Vice President and            SSRM Holdings, Inc.                               Boston, MA
                             Assistant Treasurer
                             Senior Vice President and     State Street Research Investment Services, Inc.   Boston, MA
                             Assistant Treasurer

Ryan, Michael J.             None
 Senior Vice President

Sanderson, Derek             None
 Senior Vice President

Schrage, Michael M.          None
 Senior Vice President
 (Vice President
 until 4/00)

Shean, William G.            None
 Senior Vice President
 (Vice President
 until 4/00)

Sheldon, Michael A.          None
 Vice President

Shoemaker, Richard D.        None
 Senior Vice President

Silverstein, Jill            None
 Vice President

Simi, Susan                  None
 Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      address of organization
----                         ----------                    ------------                                      -----------------------
Simmons, Amy L.              Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President              Assistant Secretary           State Street Research Capital Trust               Boston, MA
                             Assistant Secretary           State Street Research Exchange Trust              Boston, MA
                             Assistant Secretary           State Street Research Growth Trust                Boston, MA
                             Assistant Secretary           State Street Research Master Investment Trust     Boston, MA
                             Assistant Secretary           State Street Research Securities Trust            Boston, MA
                             Assistant Secretary           State Street Research Equity Trust                Boston, MA
                             Assistant Secretary           State Street Research Financial Trust             Boston, MA
                             Assistant Secretary           State Street Research Income Trust                Boston, MA
                             Assistant Secretary           State Street Research Money Market Trust          Boston, MA
                             Assistant Secretary           State Street Research Tax-Exempt Trust            Boston, MA

Smith, James                 Director of Customer Service  Brown and Company Securities Corporation          Boston, MA
 Vice President              (until 11/17/00)
                             Assistant Vice President      Putnam Investments                                Andover, MA
                             (until 4/1/99)
                             Vice President                State Street Research Investment Services, Inc.   Boston, MA

Somers, Todd                 Vice President                State Street Research Investment Services, Inc.   Boston, MA
 Vice President

St. John, Scott              Vice President                Eaton Vance Management                            Boston, MA
 Vice President              (until 2/01)

Stambaugh, Kenneth D.        None
 Vice President

Stolberg, Thomas B.          None
 Vice President

Strelow, Daniel R.           None
 Executive Vice President
 (Senior Vice President
 until 4/01)

Swanson, Amy McDermott       Vice President                State Street Research Institutional Funds         Boston, MA
 Senior Vice President

Thorndike, Benjamin W.       Managing Director             Scudder-Kemper Investments                        Boston, MA
 Senior Vice President       (until 7/00)

Tice, Robyn S.               None
 Senior Vice President
 (Vice President until 10/00)

Trebino, Anne M.             Vice President                SSRM Holdings, Inc.                               Boston, MA
 Senior Vice President

Truesdale, Anne Tucher       Senior Analyst                J.P. Morgan & Co.                                 New York, NY
 Vice President              (until 6/00)

Wallace, Julie K.            None
 Vice President

Walsh III, Denis J.          None
 Vice President

Walsh, Tucker                Vice President                State Street Research Capital Trust               Boston, MA
 Vice President

Wardwell, Samuel             Vice President                Wellington Management Company                     Boston, MA
 Senior Vice President       (until 8/00)

                                                                                                             Principal business
Name                         Connection                     Organization                                     address of organization
----                         ----------                     ------------                                     -----------------------
Weiss, James M.              Vice President                 State Street Research Exchange Trust             Boston, MA
 Director and Executive      Vice President                 State Street Research Financial Trust            Boston, MA
 Vice President              Vice President                 State Street Research Growth Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA
                             Vice President                 State Street Research Capital Trust              Boston, MA
                             Vice President                 State Street Research Equity Trust               Boston, MA
                             Vice President                 State Street Research Income Trust               Boston, MA
                             Vice President                 State Street Research Master Investment Trust    Boston, MA
                             Director                       State Street Research Investment Services, Inc.  Boston, MA

Welch, Timothy M.            None
 Vice President

Westvold,                    Vice President                 State Street Research Institutional Funds        Boston, MA
 Elizabeth McCombs           Vice President                 State Street Research Securities Trust           Boston, MA
  Senior Vice President

Wilkins, Kevin N.            Executive Vice President       State Street Research Investment Services, Inc.  Boston, MA
 Executive Vice President    (Senior Vice President
 (Senior Vice President      until 4/00)
 until 4/00)

Wilson, John T.              Vice President                 State Street Research Master Investment Trust    Boston, MA
 Senior Vice President       Vice President                 State Street Research Institutional Funds        Boston, MA

Winandy, Angela              Vice President                 State Street Research Investment Services, Inc.  Boston, MA
 Vice President

Wing, Darman A.              Senior Vice President,         State Street Research Investment Services, Inc.  Boston, MA
 Senior Vice President,      Assistant Clerk & Assistant
 Assistant Secretary         General Counsel
 and Assistant               Assistant Secretary and        State Street Research Capital Trust              Boston, MA
 General Counsel             Assistant General Counsel
                             Assistant Secretary and        State Street Research Exchange Trust             Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Growth Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Master Investment Trust    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Securities Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Equity Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Financial Trust            Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Income Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Money Market Trust         Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and        SSRM Holdings, Inc.                              Boston, MA
                             Assistant General Counsel

                                                                                                             Principal business
Name                         Connection                     Organization                                     address of organization
----                         ----------                     ------------                                     -----------------------
Woodbury, Robert S.          Vice President                 State Street Research Investment Services, Inc.  Boston, MA
 Senior Vice President
 (Vice President
 until 4/01)

Woodworth, Jr., Kennard      Vice President                 State Street Research Exchange Trust             Boston, MA
 Senior Vice                 Vice President                 State Street Research Financial Trust            Boston, MA
 President                   Vice President                 State Street Research Growth Trust               Boston, MA
                             Vice President                 State Street Research Institutional Funds        Boston, MA
                             Vice President                 State Street Research Securities Trust           Boston, MA

Yalamanchili, Kishore K.     None
 Vice President

Yu, Mandy                    Vice President                 State Street Research Investment Services, Inc.  Boston, MA
 Vice President

Zuger, Peter A.              Vice President                 State Street Research Equity Trust               Boston, MA
 Senior Vice
 President

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:


        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Richard S. Davis           Chairman of the Board,    Chairman of the Board,
One Financial Center       President and Chief       President and Chief
Boston, MA 02111           Executive Officer         Executive Officer

James M. Weiss             Director                  Vice President
One Financial Center
Boston, MA 02111

Francis J. McNamara, III   Executive Vice            Secretary
One Financial Center       President, Clerk and
Boston, MA 02111           General Counsel

Kevin N. Wilkins           Executive Vice            None
One Financial Center       President
Boston, MA 02111

Dennis C. Barghaan         Senior Vice President     None
One Financial Center
Boston, MA 02111

Amy F. Barnwell            Senior Vice President     None
One Financial Center
Boston, MA 02111

Peter Borghi               Senior Vice President     None
One Financial Center
Boston, MA 02111

John de Luna               Senior Vice President     None
One Financial Center
Boston, MA 02111

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Joanne Hickman             Senior Vice Presidnet     None
One Financial Center
Boston, MA 02111

Thomas Holland             Senior Vice President     None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown        Senior Vice President     None
One Financial Center
Boston, MA 02111

Douglas A. Romich          Senior Vice President     Treasurer
One Financial Center       and Assistant Treasurer
Boston, MA  02111

Darman A. Wing             Senior Vice President,    Assistant Secretary
One Financial Center       Assistant Clerk and
Boston, MA  02111          Assistant General Counsel

Thomas Bruno               Vice President            None
One Financial Center
Boston, MA 02111

Mara D. Calame             Vice President,           None
One Financial Center       Assistant Clerk and
Boston, MA 02111           Counsel

Linda C. Carley            Vice President            None
One Financial Center
Boston, MA 02111

Linda C. Carstens          Vice President            None
One Financial Center
Boston, MA 02111

Terrence J. Cullen         Vice President,           None
One Financial Center       Assistant Clerk
Boston, MA 02111           and Counsel

Kimberley Feeney           Vice President            None
One Financial Center
Boston, MA 02111

Christopher Frank          Vice President            None
One Financial Center
Boston, MA 02111

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer
One Financial Center
Boston, MA 02111

Stephanie B. Goodman       Vice President            None
One Financial Center
Boston, MA 02111

Nancy Spalding Gray        Vice President            None
One Financial Center
Boston, MA 02111

Ira P. Hasson              Vice President            None
One Financial Center
Boston, MA 02111

Robert J. Holmes           Vice President            None
One Financial Center
Boston, MA 02111

M. Katherine Kasper        Vice President            None
One Financial Center
Boston, MA 02111

Jeffrey D. Kayajanian      Vice President            None
One Financial Center
Boston, MA 02111

Richard C. Ledbury         Vice President            None
One Financial Center
Boston, MA 02111

Christopher R. Loew        Vice President            None
One Financial Center
Boston, MA 02111

Peter D. Lord              Vice President            None
One Financial Center
Boston, MA 02111

Stephen W. Paddon          Vice President            None
One Financial Center
Boston, MA 02111

Amy L. Simmons             Vice President            Assistant Secretary
One Financial Center
Boston, MA  02111

James Smith                Vice President            None
One Financial Center
Boston, MA 02111

Angela L. Winandy          Vice President            None
One Financial Center
Boston, MA 02111

Robert S. Woodbury         Vice President            None
One Financial Center
Boston, MA 02111

Item 28.    Location of Accounts and Records


      Douglas A. Romich
      State Street Research & Management Company
      One Financial Center
      Boston, MA  02111


Item 29.    Management Services

Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant, and received the amounts set forth below:


                   Year-end         Year-end       Year-end
Fund               12/31/98         12/31/99       12/31/00
----               --------         -------        --------
Large-Cap
Growth Fund         $54,660         $85,271        $133,738*


-----------------
* Estimate.

Item 30.    Undertakings

      (a)   Inapplicable.

      (b)   Inapplicable.

      (c)   Deleted.

      (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the recordholders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (e) The Registrant has elected to include the information required by Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders upon request and without charge.

                                     NOTICE

     A copy of the First Amended and Restated Master Trust Agreement, as further amended (the "Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of May, 2001.

                                    STATE STREET RESEARCH GROWTH TRUST

                                    By:               *
                                          -----------------------------
                                          Richard S. Davis
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

          Signature                             Capacity
          ---------                             --------

               *
______________________________            Chairman of the Board,
Richard S. Davis                          Chief Executive Officer
                                          and President (principal
                                          executive officer)
               *
______________________________            Treasurer (principal
Douglas A. Romich                         financial and accounting
                                          officer)

               *
______________________________            Trustee
Bruce R. Bond

               *
______________________________            Trustee
Steve A. Garban

               *
______________________________            Trustee
Dean O. Morton

               *
______________________________            Trustee
Susan M. Phillips

               *
______________________________            Trustee
Toby Rosenblatt

               *
______________________________            Trustee
Michael S. Scott Morton


*By:    /s/ Francis J. McNamara, III
        ----------------------------------------------
            Francis J. McNamara, III, Attorney-in-Fact
            under Powers of Attorney incorporated
            by reference from Post-Effective
            Amendment No. 6 filed February 27, 1998,
            Post-Effective Amendment No. 8 filed
            March 17, 2000, Post-Effective Amendment
            No. 14 filed November 16, 2000 and under
            a Power of Attorney filed herein.